Note 9 Financial Instruments with Off-Balance Sheet Credit and Market Risk	3 Months Ended
Mar. 31, 2012
Note 9 Financial Instruments with Off-Balance Sheet Credit and Market Risk
Off-Balance-Sheet Credit Exposure, Policy

9.             Financial Instruments with Off-Balance Sheet Credit and Market Risk

All financial instruments are subject to market risk, the risk that future changes in market conditions may make an instrument less valuable or more onerous.  As the instruments are recognized at fair value, those changes directly affect reported income.

Included in the definition of financial instruments are securities, restricted securities and derivative financial instruments.  Theoretically, the investments owned by the Fund directly are exposed to a market risk (loss) equal to the notional value of the financial instruments purchased and substantial liability on certain financial instruments purchased short.  Generally, financial instruments can be closed.  However, if the market is not liquid, it could prevent the timely close-out of any unfavorable positions or require the Fund to hold those positions to maturity, regardless of the changes in their value or the trading advisor’s investment strategies.

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted.  Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.